Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table provides the information required for our NEOs for each of the fiscal years ended
December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, along with the financial information required to be disclosed for each fiscal year:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Summary Compensation Actually Paid to non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $M) ($)	Compensation Adjusted ROAE ($)(4)
					Company Total Shareholder Return ($)	KBW Regional Banking Index Total Shareholder Return ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	3,384,896	1,951,042	835,999	550,266	90.37	115.64	257.5	11.68
2022	4,617,084	4,215,324	1,482,037	1,343,374	106.06	116.11	202.2	11.75
2021	3,201,243	2,342,207	928,135	733,189	106.90	124.75	192.1	13.19
2020	2,939,173	3,641,663	1,260,013	1,454,331	103.20	91.29	161.2	10.65
(1) Kevin Riley served as our PEO in 2023.
(2) Our non-PEO NEOs for 2023 include Marcy D. Mutch (EVP & Chief Financial Officer), Kirk D. Jensen (EVP & General Counsel),
Lorrie F. Asker (EVP & Chief Banking Officer), Kristina R. Robbins (EVP & Chief Operations Officer), Ashley Hayslip (Former
EVP & Chief Banking Officer), and Scott Erkonen (Former EVP & Chief Information Officer).
(3) Adjustments to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d), to calculate CAP, reported in columns (c) and (e) for 2023, include:

	PEO	Average Other NEOs
	2023 ($)	2023 ($)
Summary Compensation Total	3,384,896	835,999
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,890,589)	(226,230)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,147,660	223,423
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,539,137)	(176,369)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(151,788)	(40,412)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(66,145)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	1,951,042	550,266
a.The methodologies used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date for each award.
(4)  Compensation Adjusted ROAE is a non-GAAP financial measure that is one of the most important financial performance measures used by our Compensation Committee to link compensation actually paid to our NEOs for their performance in
2023 to the Company’s performance during 2023 and is calculated as net income before income tax, plus investment security loss, plus or minus the below identified items of pre-tax revenue and expense deemed by S&P Capital IQ to be nonrecurring, divided by average common stockholders’ equity ($ in millions): (i) net income of $257.5, plus provision for income tax of $79.3 and investment security loss of $23.5, minus net gain on disposition of premises and equipment of $2.9, plus FDIC special assessment of $10.5; divided by (ii) average common stockholders’ equity of $3,150.9.

PEO Total Compensation Amount	[1]	$ 3,384,896	$ 4,617,084	$ 3,201,243	$ 2,939,173
PEO Actually Paid Compensation Amount	[1],[2]	1,951,042	4,215,324	2,342,207	3,641,663
Non-PEO NEO Average Total Compensation Amount	[3]	835,999	1,482,037	928,135	1,260,013
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 550,266	1,343,374	733,189	1,454,331
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	In the Company’s assessment, the most important financial performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance were:

•Total Shareholder Return
•Compensation Adjusted Return on Average Common Stockholders’ Equity
•Adjusted PPNR per Share
•Adjusted Efficiency Ratio
•Non-Performing Assets
•Criticized Assets

Total Shareholder Return Amount		$ 90.37	106.06	106.90	103.20
Peer Group Total Shareholder Return Amount		115.64	116.11	124.75	91.29
Net Income (Loss)		$ 257,500,000	$ 202,200,000	$ 192,100,000	$ 161,200,000
Company Selected Measure Amount		11.68	11.75	13.19	10.65
PEO Name		Kevin Riley
Measure:: 1
Pay vs Performance Disclosure
Name		•Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name		•Compensation Adjusted Return on Average Common Stockholders’ Equity
Measure:: 3
Pay vs Performance Disclosure
Name		•Adjusted PPNR per Share
Measure:: 4
Pay vs Performance Disclosure
Name		•Adjusted Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name		•Non-Performing Assets
Measure:: 6
Pay vs Performance Disclosure
Name		•Criticized Assets
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,890,589)
PEO | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,147,660
PEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,539,137)
PEO | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(151,788)
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(226,230)
Non-PEO NEO | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		223,423
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(176,369)
Non-PEO NEO | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(40,412)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(66,145)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	(1) Kevin Riley served as our PEO in 2023.
[2]	(3) Adjustments to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d), to calculate CAP, reported in columns (c) and (e) for 2023, include:
[3]	(2) Our non-PEO NEOs for 2023 include Marcy D. Mutch (EVP & Chief Financial Officer), Kirk D. Jensen (EVP & General Counsel),
Lorrie F. Asker (EVP & Chief Banking Officer), Kristina R. Robbins (EVP & Chief Operations Officer), Ashley Hayslip (Former
EVP & Chief Banking Officer), and Scott Erkonen (Former EVP & Chief Information Officer).